SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY ADDITIONAL INFORMATION	12 Months Ended
Dec. 31, 2019
Parent Company [Member]
SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY ADDITIONAL INFORMATION
STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
NOTES TO CONDENSED FINANCIAL STATEMENT SCHEDULE 1
(In thousands of U.S. dollars)
1.	Schedule 1 has been provided pursuant to the requirements of Rule
12-04(a)
and
4-08(e)(3)
of Regulation
S-X,
which require condensed financial information as to financial position, cash flows and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year. As of December 31, 2019, approximately $1,180,000 of the restricted net assets were not available for distribution, and as such, the condensed financial information of Studio City International has been presented for the years ended December 31, 2019, 2018 and 2017. Studio City International did not receive any cash dividend from its subsidiary during the years ended December 31, 2019, 2018 and 2017.